Document And Entity Information	Dec. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	TCW Direct Lending VIII LLC
Entity Central Index Key	0001825265
Entity Emerging Growth Company	true
Entity File Number	814-01420
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3307898
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	936-2275
Entity Information, Former Legal or Registered Name	Not Appicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE